Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance, beginning of year	$ 2,923	$ 3,008
Impact of foreign exchange changes	401	(85)
Balance, end of year	$ 3,324	$ 2,923